Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2023
Statement [LineItems]
Disclosure of Cash and Cash Equivalents

	Consolidated
	June 30, 2023	June 30, 2022
	A$	A$
Cash on hand	358	74
Cash at bank	119,829,155	79,693,054
Restricted cash	—	—
Cash on deposit	3,588,203	302,001

	123,417,716	79,995,129